Prepaid Expenses and Other Current Assets (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Prepaid Expense and Other Assets, Current [Abstract]
Fair value of restricted shares of common stock issued on December 14, 2012 to investor relations consultant (See Note 6)		$ 0	[1]	$ 151,700	[1]
$29,520 fair value of 30,000 shares of restricted common stock issued to investor relations consultant for period covering September 5, 2013 to March 4, 2014, net of $19,245 amortization thereof (See Note 6) (a)		10,275	[1]	0	[1]
Travel advances		0		12,439
Prepaid rent (Muscat, Oman office)	17,940	0
Total	$ 17,940	$ 10,275		$ 164,139

[1]	Fair values are based on the public trading price of the Company's Common Stock on the date of commitment net of restricted stock discount (calculated under Finnerty Method).